14. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were available to be issued and has determined that it does not have any material subsequent events to disclose in these financial statements other the following.

Subsequent to December 31, 2017, the Company received proceeds of $50,000 from private placements for 500,000 common shares issued to a related party by common director.

Subsequent to December 31, 2017, the Company’s President exercised 240,000 of his options for $12,000.